Employee Benefit Plans - Textual (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) yr	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Defined Contribution Plan Disclosure [Line Items]
Company healthcare plan costs, net of employee payments	$ 119.0	$ 109.3	$ 85.2
Payments under the Senior Management Bonus Program	$ 11.2	9.4	9.0
HealthSouth Retirement Investment Plan [Member]
Defined Contribution Plan Disclosure [Line Items]
Contribution as percentage of salary allowed under the Plan (percent)	100.00%
Employer match criteria	50% of the first 6% of each participant’s elective deferrals
Age requirement to participate in the Plan | yr	21
Vesting percentage in employer contributions (percent)	100.00%
Vesting period | yr	3
Employer contributions	$ 16.6	15.0	13.9
Forfeitures used to fund the matching contributions	$ 0.6	$ 0.9	$ 0.5